Approval of Release of Condensed Consolidated Interim Financial Statements	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Approval of Release of Condensed Consolidated Interim Financial Statements
(14) Approval of Release of Condensed Consolidated Interim Financial Statements

The release of the condensed consolidated interim financial statements was approved by Toshihiro Mibe, Director, President and Representative Executive Officer and Kohei Takeuchi, Director, Senior Managing Executive Officer and Chief Financial Officer on February 10, 2022.